SHARE CAPlTAL	3 Months Ended
Mar. 31, 2026
SHARE CAPlTAL

13.	SHARE CAPlTAL

NuRAN’s share capital consists only of fully paid shares of each of the following categories, each of an unlimited amount and without nominal value:

●	Common shares, voting and participating

●	Preferred shares

During the three-month period ended March 31, 2026, the Company settled debt through the issuance of common shares and warrants. The debt was derecognized at its carrying amount, and the equity instruments issued were measured at fair value and allocated between share capital and contributed surplus using the relative fair value method.

	2026-03-31		2025-12-31
	Number	$	Number	$
Opening balance	13,069,567	86,606,375	195,647	54,994,088
Issue of share capital (a)	15,149	47,796	12,860,587	31,364,312
Convertible Debenture (b)	—	—	—	(142,571)
Debenture conversion in share capital (c)	—	—	13,333	390,546
Closing balance	13,084,716	86,654,171	13,069,567	86,606,375

During the three-month period ended March 31, 2026, the Company had the following share transactions:

(a)	On January 30, 2026, the Company issued 9,515 shares as of accounts payables settlement, resulting in the recognition of $27,232 as of share capital, $4,803 as of warrants and $4,535 as loss on debt settlement in the Consolidated Statements of Net Loss and Comprehensive Loss. The company also issued 5,634 shares to members of its Board of Directors for services provided in 2022 and 2023, resulting in the recognition of $20,564 as of share capital and $194,436 as gain on debt settlement in the Consolidated Statements of Net Loss and Comprehensive Loss.

(b)	Nil in the three-month period ended March 31, 2026

(c)	Nil in the three-month period ended March 31, 2026

During the year ended December 31, 2025, the Company had the following share transactions:

(a)	From January 2, 2025, to July 22, 2025, the Company issued 155,000 shares as of loan conversion with shares price between $15 and $27.60, resulting in the recognition of $2,509,936 as share capital and $2,246,840 as gain on debt settlement in the Consolidated Statements of Net Loss and Comprehensive Loss.

On November 26, 2025, the Company issued 45,454 shares as of private placement with share price of $6.00, resulting in the recognition of $300,000 as of share capital.

On December 22, 2025, the Company issued 10,583,919 shares as of debt and accounts payables settlement, resulting in the recognition of $22,613,774 as of share capital, $1,733,405 as gain on debt settlement and $25,837 as loss on write-off of account payables in the Consolidated Statements of Net Loss and Comprehensive Loss. Included in this transaction is the acquisition of Advance Factoring Inc.

On December 22, 2025, the Company issued 1,946,365 shares as of private placement with share price of $2.78, resulting in the recognition of $5,625,000 as of share capital.

On December 29, 2025, the company issued 64,064 shares as of accounts payables settlement, resulting in the recognition of $128,095 as of share capital and $46,262 as gain on debt settlement in the Consolidated Statements of Net Loss and Comprehensive Loss.

On December 29, 2025, the Company issued 65,784 shares as of private placement with share price of $2.55 and a finder’s fee of $2,609, resulting in the recognition of $187,507 as of share capital.

(b)	On December 22, 2025, $(142,571) was recognized for the fair value on debentures following the settlement in shares.

(c)	From January 20, 2025, to June 26, 2025, the Company issued 13,333 shares upon the conversion of debenture at a share price of $60 (Note 12A).